Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,720,184.1
Previously Paid Amount	0
Total Fee Amount	21,228.76
Total Offset Amount	0
Net Fee	$ 21,228.76